BUSINESS COMBINATION (Details 9) - Estadual De Geracao De Energia Eletrica C E E E G [Member] R$ in Thousands	Oct. 02, 2022 BRL (R$)
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 661,864
Trade receivables	51,333
Inventories	2,636
Recoverable taxes	5,043
Other assets	125,516
Judicial deposits and guarantees	59,335
Investments	312,800
Property, plant and equipment	31,853
Intangíible assets	2,041,196
Total assets acquired	3,291,576
Trade payables	22,928
Taxes payable	19,951
Salaries and social charges	16,343
Deferred taxes	(65,560)
Judicial contingencies	306,400
Other payables	134,380
Bonus grant payable	2,024,118
Total liabilities assumed	2,458,560
Net equity acquired	833,016
Equity acquired (66.23%)	551,706
Fair Value Adjustments [Member]
IfrsStatementLineItems [Line Items]
Investments	368,018
Intangíible assets	8,276
Total assets acquired	376,294
Net equity acquired	376,294
Equity acquired (66.23%)	376,294
Total Fair Value [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	661,864
Trade receivables	51,333
Inventories	2,636
Recoverable taxes	5,043
Other assets	125,516
Judicial deposits and guarantees	59,335
Investments	680,818
Property, plant and equipment	31,853
Intangíible assets	2,049,472
Total assets acquired	3,667,870
Trade payables	22,928
Taxes payable	19,951
Salaries and social charges	16,343
Deferred taxes	(65,560)
Judicial contingencies	306,400
Other payables	134,380
Bonus grant payable	2,024,118
Total liabilities assumed	2,458,560
Net equity acquired	1,209,310
Equity acquired (66.23%)	R$ 928,000